Measurement of financial assets and liabilities - Carried at fair value (Details) - At fair value - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Total financial investments, net of derivative liabilities	$ 180,992	$ 153,948
Total financial instruments at fair value	$ 178,014	$ 150,521
Percentage of total (%)	100.00%	100.00%
Loans
Financial instruments
Financial assets	$ 344	$ 364
Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	89,558	81,002
Debt securities
Financial instruments
Financial assets	92,051	73,804
Derivative assets
Financial instruments
Financial assets	621	395
Derivative liabilities
Financial instruments
Financial liabilities	(1,582)	(1,617)
Investment contract liabilities without DPF
Financial instruments
Financial liabilities	(715)	(748)
Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(2,263)	(2,679)
Level 1
Financial instruments
Total financial investments, net of derivative liabilities	148,802	128,245
Total financial instruments at fair value	$ 146,539	$ 125,566
Percentage of total (%)	82.00%	83.00%
Level 1 | Loans
Financial instruments
Financial assets	$ 0	$ 0
Level 1 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	78,744	72,574
Level 1 | Debt securities
Financial instruments
Financial assets	70,327	56,147
Level 1 | Derivative assets
Financial instruments
Financial assets	171	17
Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(440)	(493)
Level 1 | Investment contract liabilities without DPF
Financial instruments
Financial liabilities	0	0
Level 1 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(2,263)	(2,679)
Level 2
Financial instruments
Total financial investments, net of derivative liabilities	26,811	22,549
Total financial instruments at fair value	$ 26,096	$ 21,801
Percentage of total (%)	15.00%	15.00%
Level 2 | Loans
Financial instruments
Financial assets	$ 344	$ 364
Level 2 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	5,537	5,311
Level 2 | Debt securities
Financial instruments
Financial assets	21,622	17,620
Level 2 | Debt securities | Internal valuation
Financial instruments
Financial assets	7	12
Level 2 | Derivative assets
Financial instruments
Financial assets	450	378
Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(1,142)	(1,124)
Level 2 | Investment contract liabilities without DPF
Financial instruments
Financial liabilities	(715)	(748)
Level 2 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	0	0
Level 3
Financial instruments
Financial assets	5,379	3,154	$ 2,904
Total financial investments, net of derivative liabilities	5,379	3,154
Total financial instruments at fair value	$ 5,379	$ 3,154
Percentage of total (%)	3.00%	2.00%
Percentage using valuation method	2.00%	3.00%
Level 3 | Participating and unit-linked funds
Financial instruments
Total financial instruments at fair value	$ 5,266	$ 3,088
Level 3 | Other investments
Financial instruments
Total financial instruments at fair value	113	66
Impact of reasonably possible percentage decrease in internal valuation	(11)	(7)
Level 3 | Loans
Financial instruments
Financial assets	0	0
Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	5,277	3,117	2,864
Total financial instruments at fair value	5,277	3,117
Level 3 | Debt securities
Financial instruments
Financial assets	102	37	$ 40
Level 3 | Derivative assets
Financial instruments
Financial assets	0	0
Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	0	0
Level 3 | Investment contract liabilities without DPF
Financial instruments
Financial liabilities	0	0
Level 3 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	0	0
Level 3 | Other sundry individual financial investments
Financial instruments
Total financial instruments at fair value	$ 102	$ 37